Investment securities - Summary of Sales and Other Dispositions of Available-for-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales	$ 146,494	$ 24,498	$ 2,742
Proceeds from maturities, prepayments and calls	220,549	113,018	73,066
Gross realized gains	1,606	7	9
Gross realized losses	$ 271	$ 98	$ 44